Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2022	May 31, 2021
Warrants
Payments for repurchase of warrants		$ 6,611
ADR [Member] | Warrants | Separate warrant repurchase agreements
Warrants
Price paid per share	$ 1.4
Shares outstanding	4,722,223
Class A ordinary shares | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights			$ 1.05
Class A ordinary shares | Warrants | Separate warrant repurchase agreements
Warrants
Shares outstanding	70,833,345
Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights			16.38
Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights			1.09
Tranche Two | ADR [Member] | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights			$ 15.75
Tranche Two | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights			674,603
Tranche Two | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights			10,119,045
Investor Warrants | Tranche One | Warrants | Separate warrant repurchase agreements
Warrants
Payments for repurchase of warrants	$ 6,600
Investor Warrants | Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights			4,047,620
Investor Warrants | Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights			60,714,300